SHARE CAPITAL AND RESERVES (Details 2)	3 Months Ended
Jun. 30, 2025 $ / shares
SHARE CAPITAL AND RESERVES
Fair value Risk-free rate	2.86%
Fair value Expected life	5 years
Expected volatility, share options granted	110.00%
Weighted average fair value per option	$ 0.54